Deposits	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Deposits

Note 10	Deposits (1)(2)

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2024 Total	2023 Total
Personal	$14,093	$134,132	$104,669	$252,894	$239,035
Business and government (7)	105,191	113,982	216,326	435,499	412,561
Bank	10,340	249	9,420	20,009	22,296
Secured borrowings (8)	–	–	56,455	56,455	49,484
	$129,624	$248,363	$386,870	$764,857	$723,376
Comprises:
Held at amortized cost				$725,849	$687,737
Designated at fair value				39,008	35,639
				$764,857	$723,376
Total deposits include: (9)
Non-interest-bearing deposits
Canada				$84,460	$84,165
U.S.				12,927	12,816
Other international				5,691	5,821
Interest-bearing deposits
Canada				526,186	488,490
U.S.				101,141	95,109
Other international				34,452	36,975
				$764,857	$723,376

(1)	Includes deposits of $ 288.4 billion (2023: $ 258.4 billion) denominated in U.S. dollars and deposits of $ 52.9 billion (2023: $ 53.6 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $ 0.6 billion (2023: $ 1.6 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $
61.1
billion (2023: $
60.8
billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $
15.5
billion (2023: $
14.6
billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.